Investments (Tables)	12 Months Ended
Apr. 29, 2011
Investments Tables [Abstract]
Schedule of Short Term and Long Term Investments
		Unrealized	Unrealized
(in millions)	Cost	Gains	Losses	Fair Value
Available-for-sale securities:
Corporate debt securities	$1,947	$20	$(6)	$1,961
Auction rate securities	167	-	(34)	133
Mortgage-backed securities	783	10	(8)	785
U.S. government and agency securities	2,731	26	(1)	2,756
Foreign government and agency securities	130	1	-	131
Certificates of deposit	119	-	-	119
Other asset-backed securities	351	1	(3)	349
Marketable equity securities	186	55	(4)	237
Trading securities:
Exchange-traded funds	33	6	-	39
Cost method, equity method, and other investments	656	-	-	656
Total short-term and long-term investments	$7,103	$119	$(56)	$7,166

		Unrealized	Unrealized
(in millions)	Cost	Gains	Losses	Fair Value
Available-for-sale securities:
Corporate debt securities	$2,130	$16	$(12)	$2,134
Auction rate securities	194	-	(52)	142
Mortgage-backed securities	724	8	(15)	717
U.S. government and agency securities	2,745	9	(1)	2,753
Foreign government and agency securities	118	1	-	119
Certificates of deposit	256	-	-	256
Other asset-backed securities	315	1	(3)	313
Marketable equity securities	1	-	-	1
Trading securities:
Exchange-traded funds	29	1	-	30
Cost method, equity method, and other investments	542	-	-	542
Total short-term and long-term investments	$7,054	$36	$(83)	$7,007

Schedule Of Investments
	April 29, 2011		April 30, 2010
(in millions)	Short-term	Long-term	Short-term	Long-term
Available-for-sale securities	$1,046	$5,425	$2,375	$4,060
Trading securities	-	39	-	30
Total	$1,046	$5,464	$2,375	$4,090

Schedule of Available-For-Sale Securities Unrealized Loss Position Deemed To Be Temporary
	April 29, 2011
	Less than 12 months		More than 12 months
		Unrealized		Unrealized
(in millions)	Fair Value	Losses	Fair Value	Losses
Corporate debt securities	$256	$(1)	$16	$(5)
Auction rate securities	-	-	133	(34)
Mortgage-backed securities	161	(1)	67	(7)
U.S. government and agency securities	267	(1)	-	-
Other asset-backed securities	74	(1)	12	(2)
Marketable equity securities	92	(4)	-	-
Total	$850	$(8)	$228	$(48)

	April 30, 2010
	Less than 12 months		More than 12 months
		Unrealized		Unrealized
(in millions)	Fair Value	Losses	Fair Value	Losses
Corporate debt securities	$890	$(3)	$39	$(9)
Auction rate securities	-	-	142	(52)
Mortgage-backed securities	97	-	92	(15)
U.S. government and agency securities	853	(1)	-	-
Other asset-backed securities	95	(1)	19	(2)
Total	$1,935	$(5)	$292	$(78)

Schedule of Available-For-Sale Securities Short Term and Long Term Activity
Activity related to the Company’s short-term and long-term investment portfolio is as follows:

	Fiscal Year
	2011		2010		2009
(in millions)	Debt (a)	Equity (b) (c)	Debt (a)	Equity (b)	Debt (a)	Equity (b)
Proceeds from sales	$6,443	$31	$3,791	$27	$2,845	$-
Gross realized gains	$28	$85	$44	$10	$35	$-
Gross realized losses	$(15)	$-	$(6)	$-	$(8)	$-
Impairment losses recognized	$(5)	$(24)	$(14)	$(40)	$(38)	$(4)

(a) Includes available-for-sale debt securities.
(b) Includes marketable equity securities, cost method, equity method, exchange-traded funds, and other investments.
(c) As a result of the Ardian acquisition that occurred during fiscal year 2011, the Company recognized an $85 million non-cash gain on its previously held minority investment.

Schedule of Other than Temporary Impairment, Credit Losses Recognized in Earnings

(in millions)
Balance as of April 24, 2009	$-
Credit losses remaining in retained earnings upon adoption	4
Credit losses recognized on securities previously not impaired	10
Additional credit losses recognized on securities previously impaired	4
Reductions for securities sold during the period	(1)
Balance as of April 30, 2010	17
Credit losses recognized on securities previously not impaired	2
Additional credit losses recognized on securities previously impaired	3
Reductions for securities sold during the period	(2)
Balance as of April 29, 2011	$20

Schedule of Available-for-sale Securities Contractual Maturities
(in millions)	April 29, 2011
Due in one year or less	$1,252
Due after one year through five years	4,507
Due after five years through ten years	325
Due after ten years	150
Total debt securities	$6,234